Financial instruments with off-balance sheet credit risk (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	$ 480,423	$ 234,876
Argentina [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	295	0
Bolivia [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	80	820
Brazil [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	22,567	23,630
Chile [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	0	6,084
Colombia [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	38,545	9,098
Costa Rica [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	897	1,000
Dominican Republic [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	108	1,535
Ecuador [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	153,072	79,760
El Salvador [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	25	625
Guatemala [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	43,548	180
Honduras [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	412	562
Jamaica [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	338	0
Mexico [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	20,969	27,289
Netherlands [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	17,833	0
Panama [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	96,943	58,219
Paraguay [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	2	0
Peru [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	41,063	2,843
Switzerland [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	1,000	0
United Kingdom [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	70	0
Uruguay [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	40,946	0
Venezuela [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	$ 1,710	$ 23,231